Lease Prepayments and Other Assets (Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	¥ 747,249	¥ 705,456
Land use rights [member]
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	374,172	379,704	¥ 394,195
Land use rights [member] | Cost [member]
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	725,152	708,972	708,972
Land use rights [member] | Accumulated amortisation [member]
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	(350,980)	(329,268)	(314,777)
Other intangible assets [member]
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	23,489	26,411	29,333
Other intangible assets [member] | Cost [member]
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	81,085	81,085	81,085
Other intangible assets [member] | Accumulated amortisation [member]
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	(57,596)	(54,674)	(51,752)
Long-term prepaid expense [member]
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	349,588	299,341	359,488
Long-term prepaid expense [member] | Cost [member]
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	349,588	299,341	359,488
Long-term prepaid expense [member] | Accumulated amortisation [member]
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	0	0	0
Total [member]
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	747,249	705,456	783,016
Total [member] | Cost [member]
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	1,155,825	1,089,398	1,149,545
Total [member] | Accumulated amortisation [member]
Disclosure of information about lease prepayments and other assets [line items]
Lease prepayments and other assets	¥ (408,576)	¥ (383,942)	¥ (366,529)